Business Combinations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 Year	Mar. 31, 2010	Oct. 25, 2010 Dimension Data	Mar. 31, 2011 Dimension Data	Dec. 31, 2010 Dimension Data	Mar. 31, 2011 Keane International Inc	Mar. 31, 2010 Keane International Inc
Business Acquisition [Line Items]
Date of acquisition				2010-10-25
Voting interest acquired				96.60%		3.40%
Acquisition price				¥ 260,571	¥ 260,571	¥ 9,421		¥ 95,342
Acquisition-related costs		2,031
Amortizable depreciable intangible assets		85,521
Weighted average useful life (in years)		11
Non-amortizable intangible assets		23,170
Operating revenues	10,507,362	10,305,003	10,181,376		78,461
Operating income (loss)	1,222,966	1,214,909	1,117,693		(813)
Amortization of intangible assets	481,043	462,649	443,567		3,011
Amounts for assets acquired					335,936		74,786
Amounts for liabilities assumed					205,922		60,843
Goodwill recognized					¥ 151,488		¥ 81,399